Summary of Significant Accounting Policies, Change in Accounting Principles - Adjusted Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unaudited Quarterly Financial Information [Abstract]
Gross profit	$ 52,316	$ 48,307	$ 47,936	$ 41,431		$ 12,654		$ 42,952	$ 41,071	$ 40,440	$ 189,990	$ 137,117	$ 142,617
Consolidated net income	$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536	$ 38,192	$ 16,233	$ 25,327
Basic net income (loss) per share (in dollars per share)	$ 0.74	$ 0.47	$ 0.53	$ 0.23		$ (0.50)		$ 0.33	$ 0.67	$ 0.33	$ 1.97	$ 0.83	$ 1.31
Diluted net income (loss) per share (in dollars per share)	$ 0.68	$ 0.44	$ 0.49	$ 0.22	[3]	$ (0.50)	[3]	$ 0.31	$ 0.65	$ 0.33	$ 1.85	$ 0.78	$ 1.28
As Originally Reported [Member]
Unaudited Quarterly Financial Information [Abstract]
Gross profit	$ 51,806	$ 48,307	$ 48,092	$ 41,431		$ 12,283		$ 42,816	$ 41,183	$ 40,464	$ 189,636	$ 136,746	$ 142,559
Consolidated net income	$ 12,743	$ 7,796	$ 9,227	$ 3,275		$ (12,265)		$ 6,274	$ 13,205	$ 6,560	$ 33,041	$ 13,774	$ 25,289
Basic net income (loss) per share (in dollars per share)	$ 0.67	$ 0.41	$ 0.47	$ 0.17		$ (0.62)		$ 0.32	$ 0.67	$ 0.34	$ 1.70	$ 0.70	$ 1.31
Diluted net income (loss) per share (in dollars per share)	$ 0.65	$ 0.40	$ 0.47	$ 0.16		$ (0.62)		$ 0.31	$ 0.66	$ 0.33	$ 1.67	$ 0.69	$ 1.28
Effect of Change [Member] | LIFO Change [Member]
Unaudited Quarterly Financial Information [Abstract]
Gross profit	$ 510	$ 0	$ (156)	$ 0		$ 371		$ 136	$ (112)	$ (24)	$ 354	$ 371	$ 58
Consolidated net income	$ 410	$ 0	$ (156)	$ 0		$ 291		$ 136	$ (112)	$ (24)	$ 254	$ 291	$ 38
Basic net income (loss) per share (in dollars per share)	$ 0.02	$ 0	$ (0.01)	$ 0		$ 0.01		$ 0.01	$ 0	$ (0.01)	$ 0.01	$ 0.01	$ 0
Diluted net income (loss) per share (in dollars per share)	$ 0.02	$ 0	$ (0.01)	$ 0		$ 0.01		$ 0.01	$ (0.01)	$ 0	$ 0.01	$ 0.01	$ 0
Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Unaudited Quarterly Financial Information [Abstract]
Gross profit	$ 0	$ 0	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Consolidated net income	$ 1,225	$ 1,224	$ 1,224	$ 1,224		$ 2,076		$ 92	$ 0	$ 0	$ 4,897	$ 2,168	$ 0
Basic net income (loss) per share (in dollars per share)	$ 0.05	$ 0.06	$ 0.07	$ 0.06		$ 0.11		$ 0	$ 0	$ 0	$ 0.26	$ 0.12	$ 0
Diluted net income (loss) per share (in dollars per share)	$ 0.01	$ 0.04	$ 0.03	$ 0.06		$ 0.11		$ (0.01)	$ 0	$ 0	$ 0.17	$ 0.08	$ 0

[1]	Includes an immaterial out of period non-cash adjustment of $0.8 million net of tax of $0.3 million related to the prior quarters of 2019
[2]	Includes corporate and vapor restructuring costs of $12.7 million net of tax of $5.1 million
[3]	The effect of 3,202,808 shares issuable upon conversion of the Convertible Senior Notes were excluded from the diluted net income per share calculation because the effect would have been antidilutive.